Selected Statements Of Income Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial income	$ 5,394	$ 4,376	$ 3,241
Financial income and expenses, net	4,792	4,200	2,057
Bank Charges [Member]
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial expenses	(219)	(163)	(186)
Foreign Currency Translation Differences, Net [Member]
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial expenses	(383)	(13)	(998)
Interest On Bank Deposits [Member]
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial income	2,476	1,185	786
Amortization Of Premiums, Accretion Of Discounts and Interest On Marketable Debt Securities, Net [Member]
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial income	$ 2,918	$ 3,191	$ 2,455